Warrants and Options Disclosure: Schedule of Stock Warrants (Tables)	12 Months Ended
Dec. 31, 2015
Tables/Schedules
Schedule of Stock Warrants

	Number of Warrants and Options	Weighted- Average Exercise Price	Weighted Average Remaining Contractual Life (in years)

Outstanding at December 31, 2013	2,976,000
Granted	2,392,500	-
Exercised	-	-
Forfeited/Cancelled	(1,657,666)	-
Outstanding at December 31, 2014	3,710,834	$ 0.534	7.09
Exercisable at December 31, 2014	2,368,334	$ 0.553	6.33

Outstanding at December 31, 2014	3,710,834
Granted	1,191,250	-
Exercised	-	-
Forfeited/Cancelled	(1,462,084)	-
Outstanding at December 31, 2015	3,590,000	$ 0.442	7.38
Exercisable at December 31, 2015	2,194,167	$ 0.557	6.15